Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 1,700	$ 1,811
Pension obligation	421	388
Other liabilities	189	149
Equity investments	55	56
Securities valuation	(39)	(29)
Leasing	(41)	(41)
Other assets	(62)	(55)
Credit losses on loans	(98)	(106)
Reserves not deducted for tax	(236)	(314)
Employee benefits	(269)	(252)
U.S. foreign tax credits	(101)	(96)
Valuation allowance	135	130
Net deferred tax liability (a)	$ 1,654	$ 1,641